Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability Weighted Average Assumption

As of June 30, 2018, and December 31, 2017, the derivative liabilities were valued using either a probability weighted average Monte Carlo pricing model or the Black Scholes pricing model with the following assumptions:

	June 30, 2018	Issued During 2018	December 31, 2017

Exercise Price	$0.59 – 1.50	$1.50	$1.10 – 1.25
Stock Price	$0.63	$1.09	$2.23
Risk-free interest rate	2.68-2.73%	2.83%	1.76-2.20%
Expected volatility	122 – 131%	171%	172%
Expected life (in years)	4.31 – 4.86	5.0	1.30 – 5.00
Expected dividend yield	0%	0%	0%

Warrants	$4,092,050	$7,677,406	$3,000,000
Convertible debt	-	-	3,633,000
Series-A Preferred Stock	-	-	782,000
Fair Value:	$4,092,050	$7,677,406	$7,415,000

As of December 31, 2017, the derivative liabilities were valued using a probability weighted average Monte Carlo pricing model with the following assumptions:

	Issued During 2017	December 31, 2017

Exercise Price	$1.10 – 1.25	$1.10 – 1.25
Stock Price	$1.26 – 1.80	$2.23
Risk-free interest rate	1.53 – 2.03%	1.76 – 2.20%
Expected volatility	172%	172%
Expected life (in years)	1.49 – 5.00	1.30 – 5.00
Expected dividend yield	0%	0%

Warrants	$1,979,082	$3,000,000
Convertible debt	2,326,000	3,633,000
Series-A Preferred Stock	564,000	782,000
Fair Value:	$4,869,082	$7,415,000